NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Inventory: Schedule of Inventory (Tables)	Dec. 31, 2022
Tables/Schedules
Schedule of Inventory
	DECEMBER 31,	DECEMBER 31,
	2022	2021
Inventory

Inventory Classes:
Raw Materials	$1,483,764	$1,757,808
Finished Goods	310,600	194,490
Work in process	24,764	5,668
Total inventory	1,819,128	1,957,966